Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Profit before income tax	$ 430,405	$ 228,954	$ 1,297,633
Adjustments for:
Depreciation of property, plant and equipment	199,328	193,626	198,360
Depreciation of right-of-use assets	69,242	69,241	69,241
Interest expense	143,340	595,421	421,713
Interest income from loan to related party	(23,736)	(370,705)	(165,368)
Interest income from loan to third party	(180,528)
Interest income	(30,403)
Inventories write-down	37,229	37,557	65,770
Reversal of inventories write-down	(77,240)	(28,678)
Allowance for provision for expected credit losses – other receivables	15,894	71,188	11,532
Reversal of allowance for provision for expected credit losses – other receivables	(106,293)
Other receivables written off		35,120
Allowance for provision for expected credit losses – third parties	27,694
Operating cash flows before working capital changes	504,932	831,724	1,898,881
Changes in working capital:
Inventories	(863,576)	147,511	1,519,269
Trade and other receivables	(471,955)	(659,095)	(112,572)
Trade and other payables	(859,757)	1,958,462	(43,699)
Cash generated from operations	(1,690,356)	2,278,602	3,261,879
Income tax paid	(194,451)	(144,037)	(123,111)
Net cash generated from/(used in) operating activities	(1,884,807)	2,134,565	3,138,768
Cash flows from investing activities
Purchase of property, plant and equipment	(36,167)	(16,710)	(22,972)
Acquisition of equity investment	(2,500,000)
Interest received	210,931
Deferred initial public offering (“IPO”)costs	(307,648)	(565,129)	(230,642)
Net cash used in investing activities	(2,632,884)	(581,839)	(253,614)
Cash flows from financing activities
Proceeds from issuance of IPO shares, net	8,014,981
(Loans to)/Repayment from related parties	4,314,951	80,664	(3,783,461)
(Advances to)/Repayments from related parties, net	981,675	999,610	(5,110,245)
Proceeds from/(Repayments of) borrowings, net	(5,088,600)	(2,095,514)	6,373,131
Interest paid on borrowings	(132,780)	(578,660)	(399,226)
Payment of lease liabilities	(80,916)	(74,716)	(68,989)
Interest paid on lease liabilities	(10,560)	(16,761)	(22,487)
Net cash (used in )/generated from financing activities	7,998,751	(1,685,377)	(3,011,277)
Net change in cash and cash equivalents	3,481,060	(132,651)	(126,123)
Cash and cash equivalents at beginning of year	102,697	235,348	361,471
Cash and cash equivalents at end of year	$ 3,583,757	$ 102,697	$ 235,348